Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIVictoryShares International Value Momentum ETF (UIVM)
(the “Fund”)Supplement dated February 21, 2024
to the Summary Prospectus and Prospectus dated November 1, 2023The reference to Fixed Income Risk under the “Principal Risks of Investing in the Fund” found on page 3 of the Summary Prospectus and page 19 of the Prospectus is deleted and replaced with Foreign Securities Risk as follows:Foreign Securities Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, and less economic, political, and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in share registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
VictoryShares International Value Momentum ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIVictoryShares International Value Momentum ETF (UIVM)
(the “Fund”)Supplement dated February 21, 2024
to the Summary Prospectus and Prospectus dated November 1, 2023The reference to Fixed Income Risk under the “Principal Risks of Investing in the Fund” found on page 3 of the Summary Prospectus and page 19 of the Prospectus is deleted and replaced with Foreign Securities Risk as follows:Foreign Securities Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, and less economic, political, and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in share registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
VictoryShares International Value Momentum ETF | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, and less economic, political, and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in share registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.